Acquisition of Biostrand - Additional Information (Detail) $ in Thousands, € in Millions			12 Months Ended
	Apr. 13, 2022 CAD ($) shares	Apr. 13, 2022 EUR (€)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 EUR (€) shares	Apr. 13, 2022 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Net income (loss)			$ (26,560)	$ (16,709)
Amortization on the intangible assets			$ 4,414	2,013
BioStrand B.V. [Member]
Disclosure of detailed information about business combination [line items]
Cash paid at the time or acquisition	$ 3,700						€ 2.7
Transaction costs				700
Fair value of common shares issued	$ 29,126
Net income (loss)				200
Deferred cash payment				$ 100	€ 1.0
Intellectual property assets useful life				15 years	15 years
BioStrand B.V. [Member] | Escrow Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about business combination [line items]
Percentage of shares to be released to vendors				15.00%		15.00%
BioStrand B.V. [Member] | Escrow Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about business combination [line items]
Percentage of shares to be released to vendors				20.00%		20.00%
BioStrand B.V. [Member] | Escrow Agreement [Member] | Tranche Three [Member]
Disclosure of detailed information about business combination [line items]
Percentage of shares to be released to vendors				65.00%		65.00%
BioStrand B.V. [Member] | Ninety Days [Member]
Disclosure of detailed information about business combination [line items]
Period of deferred cash payments	90 days	90 days
Deferred cash payment	$ 700	€ 0.5
BioStrand B.V. [Member] | Three Years [Member]
Disclosure of detailed information about business combination [line items]
Period of deferred cash payments	3 years	3 years
Deferred cash payment	$ 600	€ 0.5
BioStrand B.V. [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued | shares	4,077,774			4,077,774		4,077,774	4,077,774
Fair value of common shares issued				$ 29,100		€ 21.3